S000071711 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Putnam Sustainable Future ETF | C000227197
Prospectus [Line Items]
Annual Return [Percent]	13.53%	30.07%	(33.71%)